Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 148,000
Previously Paid Amount	0.00
Total Fee Amount	22.66
Total Offset Amount	0.00
Net Fee	22.66
Narrative - Max Aggregate Offering Price	$ 148,000
Final Prospectus	true